Share Capital - Canopy Growth - Summary of Warrants (Parenthetical) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Greenstar investment | Warrants
Disclosure Of Warrants [Line Items]
Share issue costs	$ 253